CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 1,849,972	$ 1,757,695	$ 154,941
Accounts receivable, net (allowance for doubtful accounts was $25,713 at September 30, 2020 and $10,000 at December 31, 2019)	516,418	548,825	478,174
Prepaid expenses	157,020	107,428	72,974
Total current assets	2,523,410	2,413,948	706,089
Equipment and software licenses - at cost, less accumulated depreciation and amortization	590,673	210,004	497,833
Other assets
Intangible asset, less accumulated amortization	505,957	657,871	860,422
Right-of-use asset	461,002	542,975	0
Total other assets	966,959	1,200,846	860,422
Total assets	4,081,042	3,824,798	2,064,344
Current liabilities
Accounts payable	164,844	137,582	131,850
Accrued liabilities	529,434	479,081	538,783
Deferred revenue	1,020,581	1,977,825	0
Current portion of acquisition note payable	32,329	57,492	113,598
Current portion of note payable	395,411	0	13,358
Current portion of operating lease payable	105,451	124,452	0
Current portion of finance lease obligations	124,231	129,532	392,200
Factoring credit facility		0	169,257
Note payable	315,089	0	13,598
Total current liabilities	2,372,281	2,905,964	1,359,046
Acquisition note payable	0	14,666	77,579
Convertible notes payable, net of discount	425,555	0	0
Operating lease payable, net of current portion	362,414	412,302	0
Finance lease obligations, net of current portion	403,607	27,006	36,654
Total long-term liabilities	1,506,665	453,974	114,233
Commitments	0	0	0
Stockholders' equity
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 180,000,000 shares authorized, and 41,249,783 and 40,504,005 shares issued and outstanding, respectively	41,250	41,250	40,504
Additional paid in capital	6,628,076	6,037,767	5,184,493
Accumulated deficit	(6,467,230)	(5,614,157)	(4,633,932)
Total stockholder's equity	202,096	464,860	591,065
Total liabilities and stockholder's equity	$ 4,081,042	$ 3,824,798	$ 2,064,344